Condensed Consolidated Statements of Cash Flow (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Cash Flows [Abstract]
CASH FLOWS USED IN OPERATING ACTIVITIES:	$ (2,591,568)	$ (1,703,869)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from maturity of short-term investments	2,504,038	5,255,555
Placements of short-term investments		(5,000,000)
Net cash provided by investing activities	2,504,038	255,555
EFFECT OF EXCHANGE RATE ON CASH	25,631	63,321
NET CHANGE IN CASH	(61,899)	(1,384,993)
CASH, beginning of year	2,419,115	2,961,235
CASH, end of year	2,357,216	1,576,242
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax
Cash paid for interest
Supplemental disclosure of non-cash financing activities:
Right-of-use assets obtained in exchange of lease liabilities		$ 778,625